Employee Benefit Expenses (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Defined Benefit Plan, Expected Future Employer Contributions [Abstract]
Employee benefit expenses	$ 189	¥ 1,279	¥ 1,292